Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance	110,653,031	110,653,031	43,128,526
Weighted Average Exercise Price, Granted			$ 0.92	$ 0.44
Number of options, accelerated vesting	388,988
Accelerated incremental stock based compensation expense	$ 1.1
2025 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance	3,047,669	3,047,669
Purchase price percentage of common stock		85.00%
2025 Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance	20,223,481	20,223,481
Number of authorized shares available for issuance	30,500,000	30,500,000
Incentive Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum Threshold Limit Of Percentage Of Owning Stock With Voting Power On Grant Date		10.00%
Minimum Threshold Limit Of Shares Fair Value On Grant Date		110.00%
Service-based Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		4 years
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Uunrecognized compensation cost	$ 15.9	$ 15.9
Unrecognized compensation cost, weighted average period		1 year 9 months 18 days
Weighted Average Exercise Price, Granted	$ 2.05	$ 2.05
RSUs Redeemable Convertible Preferred Stocks [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost, weighted average period		2 years 8 months 12 days
RSUs unrecognized compensation cost	$ 20.7	$ 20.7
Stock based compensation expense		$ 3.9